Financial assets and liabilities held for trading (Details Text) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Assets And Liabilities Held For Trading Details Text [Abstract]
Financial instruments provided as collateral and classified as "held for trading"	R$ 801,182	R$ 801,182
Assets held for trading pledged as a guarantee of liabilities	5,874,620
Unrealized gains/(losses) on securities and trading securities	(4,745,888)	(4,745,888)	R$ (9,404,052)
Net variation in unrealized gains/(losses) from securities and trading securities	R$ (4,658,164)	R$ (4,658,164)	R$ (1,978,490)